Tax situation - Summary of Income Tax (Details)	12 Months Ended
Dec. 31, 2025
Interbank [Member] | Bottom of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2021
Interbank [Member] | Top of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2024
Interseguro [Member] | Bottom of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2021
Interseguro [Member] | Top of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2024
Izipay [Member] | Bottom of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2021
Izipay [Member] | Top of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2024
Procesos de Medios de Pago [Member] | Bottom of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2021
Procesos de Medios de Pago [Member] | Top of range [member]
Disclosure of Income Tax [Line Items]
Income tax periods	2024